Capital Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Capital Stock	Capital Stock We are authorized to issue up to 100,000,000 shares of voting common stock. We have 52,006,235 shares of voting common stock available for future issuance at December 31, 2013.